Segmentation of key figures (Details)	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [line items]
Number of Reportable Segments	2
Innovative Medicines
Disclosure of operating segments [line items]
Number of Business Units	2
Sandoz
Disclosure of operating segments [line items]
Number of Franchises	3